Change in Accounting Policy	12 Months Ended
Dec. 31, 2024
Change in Accounting Policy [Abstract]
Change in Accounting Policy
2. CHANGE IN ACCOUNTING POLICY
The new USGAAP accounting policy that is applicable

to, and adopted by the Company in 2024, is
described as follows:

Improvements to Reportable Segment Disclosures
The Company adopted Accounting Standard Update (“ASU”) 2023-07,

Segment Reporting (Topic

280),
Improvements to Reportable Segment Disclosures. The change

in the standard improves reportable
segment disclosure requirements, primarily through enhanced

disclosures about significant segment
expenses. The changes improve financial reporting by

requiring disclosure of incremental segment
information on an annual and interim basis for all public

entities to enable investors to develop more
decision-useful financial analyses. The guidance was

effective for annual reporting periods beginning
after December 15, 2023, and for interim periods beginning

after December 15, 2024. Adoption of the
standard resulted in additional qualitative disclosures provided in note 5.